FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2017
Financial assets
Cash and short-term investments	$184,624	$184,624	$184,624	$0	$0
Investment securities held-to-maturity	654,008	653,101	0	653,101	0
Other investments	53,140	N/A	N/A	N/A	N/A
Loans held for sale	11,502	11,502	0	11,502	0
Loans and leases, net of ALLL	5,959,162	6,006,656	0	0	6,006,656
Accrued interest receivable	24,496	24,496	0	8,265	16,231

Financial liabilities
Deposits
Noninterest-bearing	$1,662,058	$1,662,058	$0	$1,662,058	$0
Interest-bearing demand	1,453,463	1,453,463	0	1,453,463	0
Savings	2,462,420	2,462,420	0	2,462,420	0
Time	1,317,105	1,306,674	0	1,306,674	0
Total deposits	6,895,046	6,884,615	0	6,884,615	0
Short-term borrowings	814,565	814,565	814,565	0	0
Long-term debt	119,654	117,908	0	117,908	0
Accrued interest payable	5,104	5,104	204	4,900	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2016
Financial assets
Cash and short-term investments	$204,048	$204,048	$204,048	$0	$0
Investment securities held-to-maturity	763,254	763,575	0	763,575	0
Other investments	51,077	N/A	N/A	N/A	N/A
Loans held for sale	13,135	13,135	0	13,135	0
Loans and leases, net of ALLL	5,699,521	5,754,845	0	0	5,754,845
Accrued interest receivable	18,503	18,503	0	5,705	12,798

Financial liabilities
Deposits
Noninterest-bearing	$1,547,985	$1,547,985	$0	$1,547,985	$0
Interest-bearing demand	1,513,771	1,513,771	0	1,513,771	0
Savings	2,142,189	2,142,189	0	2,142,189	0
Time	1,321,843	1,316,333	0	1,316,333	0
Total deposits	6,525,788	6,520,278	0	6,520,278	0
Short-term borrowings	807,912	807,912	807,912	0	0
Long-term debt	119,589	117,878	0	117,878	0
Accrued interest payable	5,049	5,049	410	4,639	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2017
Assets
Derivatives	$0	$12,757	$0	$12,757
Investment securities available-for-sale	2,969	1,346,439	0	1,349,408
Total	$2,969	$1,359,196	$0	$1,362,165

Liabilities
Derivatives	$0	$12,755	$0	$12,755

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2016
Assets
Derivatives	$0	$12,922	$0	$12,922
Investment securities available-for-sale	8,711	1,031,159	0	1,039,870
Total	$8,711	$1,044,081	$0	$1,052,792

Liabilities
Derivatives	$0	$12,725	$0	$12,725

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2017
Assets
Impaired loans	$0	$0	$2,671
OREO	0	0	1,086

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2016
Assets
Impaired loans	$0	$0	$8,154
OREO	0	0	3,921